Schedule of Investments
September 30, 2020 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.10%

Beverages - 3.36%
PepsiCo, Inc.	1,745	241,857

Biological Products (No Diagnositc Substances) - 2.76%
Biogen, Inc. (2)	701	198,860

Cable & Other Pay Television Services - 5.23%
Charter Communications, Inc. Class A (2)	603	376,477

Cogeneration Services & Small Power Producers - 1.14%
The AES Corp.	4,514	81,749

Computer Storage Devices - 1.54%
NetApp, Inc.	2,524	110,652

Converted Paper & Paperboard Products (No Container/Boxes) - 5.23%
Avery Dennison Corp.	2,944	376,361

Crude Petroleum & Natural Gas - 1.93%
Cabot Oil & Gas Corp. Class A	7,998	138,845

Engines & Turbines - 4.36%
Cummins, Inc.	1,486	313,784

Fire, Marine & Casualty Insurance - 1.64%
Chubb Ltd. (Switzerland)	1,016	117,978

Hospital & Medical Service Plans - 3.84%
Anthem, Inc.	1,030	276,648

Life Insurance - 1.56%
Metlife, Inc.	3,028	112,551

National Commercial Banks - 5.86%
JP Morgan Chase & Co.	2,229	214,586
PNC Financial Services Group, Inc.	1,886	207,290

		421,876

Operative Builders - 6.06%
D.R. Horton, Inc.	5,769	436,310

Petroleum Refining - 2.01%
Valero Energy Corp.	3,344	144,862

Pharmaceutical Preparations - 0.71%
AbbVie, Inc.	582	50,977

Retail-Drug Stores & Proprietary Stores - 1.35%
CVS Health Corp.	1,661	97,002

Retail-Grocery Stores - 1.92%
The Kroger Co.	4,066	137,878

Retail-Lumber & Other Building - 3.50%
Lowe's Companies, Inc.	1,520	252,107

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 3.10%
Northrop Grumman Corp.	707	223,051

Semiconductors & Related Devices - 13.46%
Applied Materials, Inc.	4,774	283,814
Microchip Technology, Inc.	2,797	287,420
Skyworks Solutions, Inc.	2,734	397,797

		969,031

Services-Business Services, NEC - 3.44%
Fidelity National Information Services, Inc.	1,682	247,607

Services-Computer Programming, Data Processing, Etc. - 4.90%
Facebook, Inc. Class A (2)	1,346	352,517

Services-Prepackaged Software - 5.16%
Microsoft Corp.	1,766	371,443

Telephone Communications - 1.09%
AT&T, Inc.	2,748	78,346

Transportation Services - 2.66%
Booking Holdings, Inc. (2)	112	191,596

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.27%
AmerisourceBergen Corp.	1,689	163,698

Total Common Stock	(Cost $ 4,106,644)	6,484,063

Real Estate Investment Trusts - 5.19%

Equinix, Inc.	491	373,224

Total Real Estate Invesment Trusts	(Cost $ 185,705)	373,224

Money Market Registered Investment Companies - 4.79%

First American Government Obligation Fund Class Z - 0.05% (3)	344,874	344,874

Total Money Market Registered Investment Companies	(Cost $ 344,874)	344,874

Total Investments - 100.08%	(Cost $ 4,637,224)	7,202,161

Liabilities in Excess of Other Assets - -0.08%		(5,419)

Total Net Assets - 100.00%		7,196,742

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (4)
Level 1 - Quoted Prices	$7,202,161	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,202,161	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.